BETTER 10K - PREPAID EXPENSES AND OTHER ASSETS (Tables)	9 Months Ended
Sep. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Assets
Prepaid expenses and other assets consisted of the following:

	As of September 30,	As of December 31,
(Amounts in thousands)	2023	2022
Prepaid expenses	$27,095	$26,366
Tax receivables	9,717	18,139
Security Deposits	15,233	14,369
Loans held for investment	4,163	—
Prepaid compensation asset	—	5,615
Inventory—Homes	—	1,139
Net investment in lease	$—	$944
Total prepaid expenses and other assets	$56,208	$66,572
Prepaid expenses and other assets consisted of the following:

	As of December 31,
(Amounts in thousands)	2022	2021
Other prepaid expenses	$26,366	$22,931
Net investment in lease	944	11,058
Tax receivables	18,139	20,250
Prefunded loans in escrow	—	12,148
Merger transaction costs	—	14,263
Security Deposits	14,369	9,226
Prepaid compensation asset	5,615	—
Inventory—Homes	1,139	1,122
Total prepaid expenses and other assets	$66,572	$90,998